Trade and other payables - Narrative (Details) - BER Technology - CNY (¥)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Trade and other payables
Remaining equity interest (as a percent)	20.00%	20.00%	20.00%
Initial redemption liability					¥ 44,105,000
Equity interests of BER Technology				¥ 15,000,000
Put option
Trade and other payables
Initial redemption liability					183,569,000
Remeasurement amount of redemption liability					¥ 232,951,000